Derivatives and Hedging Activities (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Expense [Member] | Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	$ 128	$ 246	$ (446)
Hedged item	(102)	(233)	437
Net hedge ineffectiveness	26	13	(9)
Other revenues [Member] | Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	100	0	0
Hedged item	(112)	0	0
Net hedge ineffectiveness	$ (12)	$ 0	$ 0